Cover	May 15, 2024
Cover [Abstract]
Entity Registrant Name	Verde Resources, Inc.
Entity Central Index Key	0001506929
Document Type	8-K/A
Amendment Flag	true
Amendment Description	We are filing this Current Report on Form 8-K/A (Amendment No. 1) to update Item 1.01 of the Report regarding the Memorandum of Understanding (the “MOU”) with Andre van Zyl (“AvZ”) & Green Carbon Industries Group of Companies (“GCI”) which was originally filed on Form 8-K to SEC on August 10, 2023.
Entity Emerging Growth Company	false
Document Period End Date	May 15, 2024
Entity File Number	000-55276
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0457838
Entity Address Address Line 1	2 Cityplace Drive
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63141
City Area Code	323
Local Phone Number	538-5799
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false